1933 Act Registration No. 811-08617
                       1940 Act Registration No. 333-47541
        ----------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20546

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [X]
Pre-Effective Amendment No.                                             [ ]
Post-Effective Amendment No.                                            [7]
               and
REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940                                      [X]
Amendment No.                                                           [13]

                                 ATC FUNDS, INC.
                           (Formerly ATC Funds, Inc.)
                           --------------------------
               (Exact name of registrant as specified in Charter)

                               125 Lincoln Avenue
                         Santa Fe, New Mexico 87501-2052
                        --------------------------------
              (Address of Principle Executive Offices and Zip Code)

                                 (505) 983-1111
                                 --------------
               (Registrant's Telephone Number including Area Code)

                                  Stacey Stone
                           Unified Fund Services, Inc.
                          431 North Pennsylvania Street
                           Indianapolis, Indiana 46204
                     (Name and Address of Agent for Service)

                     Please send copy of communications to:
                             DAVID D. JONES, ESQUIRE
                      C/o Citco-Quaker Fund Services, Inc.
                        1288 Valley Forge Road, Suite 87
                             Valley Forge, PA 19482
                                  610-935-4511

Approximate Date of Proposed Public Offering:
--------------------------------------------
As soon as practicable  following effective date.

It is proposed that this filing will become effective (check appropriate box):
/ / immediately upon filing pursuant to paragraph (b)
/ / on (date) pursuant to paragraph (b)
/ / 60 days after filing pursuant to paragraph (a)(1)
/ / on (date) pursuant to paragraph (a)(3)
/ / 75 days after filing pursuant to paragraph (a)(2)
/X/ on November 9, 2001 pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

/X/ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant declares hereby that an indefinite number or amount of its securities has been registered by this Registration Statement.

TOTAL NUMBER OF PAGES _____
EXHIBIT INDEX BEGINS
ON PAGE               _____

                                     PART C
                                OTHER INFORMATION

ITEM 23   EXHIBITS

          a.   Articles of Incorporation.
               --------------------------
               1. Articles of Incorporation of Hughes Funds, Inc., dated July 16, 1998- Filed as Exhibit 23A to pre-effective amendment # 1, filed on August 26, 1998, and incorporated herein by reference.
               2.   Amended and  Restated  Articles of  Incorporation  of Avalon
                    Funds, Inc.- Filed as Exhibit 23A to post-effective amendment # 4, filed on January 10, 2001, and incorporated herein by reference.

          b.   Bylaws of Registrant.
               ---------------------
               1. By-Laws of Hughes Funds, Inc.- Filed as Exhibit 23B to pre-effective amendment # 1, filed on August 26, 1998, and incorporated herein by reference.
               3. By-Laws of Avalon Funds, Inc., dated December 1, 2000- .- Filed as Exhibit 23B to post-effective amendment # 4, filed on January 10, 2001, and incorporated herein by reference..

          c.   Instruments Defining Rights of Shareholders
               -------------------------------------------

               [Not Applicable]

          d.   Investment Advisory Agreements.
               -------------------------------
               1. Investment Advisory Agreement between Hughes Funds, Inc. and Hughes Investment Advisors, LLC- Filed as Exhibit 23D to pre-effective amendment # 1, filed on August 26, 1998, and incorporated herein by reference.
               2. Investment Advisory Agreement between Registrant and Avalon Trust Company- .- Filed as Exhibit 23D to post-effective amendment # 4, filed on January 10, 2001, and incorporated herein by reference.

          e.   Underwriting Contracts.
               -----------------------
               1. Distribution Agreement between Registrant, Avalon Trust Company and Unified Financial Securities, Inc.- .- Filed as
                    Exhibit 23A to post-effective amendment # 4, filed on January 10, 2001, and incorporated herein by reference.

          f.   Bonus or Profit-Sharing Contracts.
               ----------------------------------
               None [Not Applicable]

          g.   Custodian Agreement.
               --------------------
               1. Custodian Agreement between Hughes Funds, Inc., Hughes Investment Advisors, LLC and UMB Bank, Kansas City- Filed as
                    Exhibit 23G to pre-effective amendment # 3, filed on September 30, 1998, and incorporated herein by reference.
               2. Custodian Agreement between Registrant, Avalon Trust Company and UMB Bank, Kansas City- .- Filed as Exhibit 23G to post-effective amendment # 4, filed on January 10, 2001, and incorporated herein by reference.

          (h)  Other Material Contracts.
               -------------------------
               1. Operating Services Agreement between Hughes Funds, Inc. and Hughes Investment Advisors, LLC- Filed as Exhibit 23H(1) to pre-effective amendment # 1, filed on August 26, 1998, and incorporated herein by reference.
               2. Operating Services Agreement between Registrant and Avalon Trust Company- attached herein as Exhibit 23H(1).
               3. Investment Company Services Agreement between Hughes Funds, Inc., Hughes Investment Advisors, LLC and Mutual Shareholder Services, LLC- Filed as Exhibit 23H(2) to pre-effective amendment # 1, filed on August 26, 1998, and incorporated herein by reference.
               4. Mutual Fund Services Agreement between Registrant, Avalon Trust Company and Unified Fund Services, Inc.- attached herein as Exhibit 23H(2).
               5. Agreement and Plan of Succession between Hughes Funds, Inc. and Avalon Trust Company- attached herein as Exhibit 23H(3).
               6. Asset Purchase Agreement between Hughes Investment Advisors, LLC and Avalon Trust Company- attached as Exhibit 23H(4).

          (i)  Opinion of Counsel.
               1. Opinion of David Jones & Assoc., P.C.- Filed as Exhibit 23J to post-effective amendment # 5, filed on September 26, 2001, and incorporated herein by reference.

          (j)  Other Opinions.
               1. Opinion and Consent of McCurdy & Associates CPA's, Inc.- attached herein as Exhibit 23J.
               2. Opinion and Consent of Sanville & Company- attached herein as Exhibit 23J(1).

          (k)  Omitted Financial Statements
               ----------------------------
               1. None- Reference is made to Part B, containing audited financial statements of Registrant, dated December 11, 2000.

          (l)  Initial Capital Agreements.
               ---------------------------
               Not Applicable.

          (m)  Rule 12b-1 Plans.
               -----------------
               1. Plan of Distribution Pursuant to Rule 12b-1 for No-Load Shares- .- Filed as Exhibit 23M to post-effective amendment # 4, filed on January 10, 2001, and incorporated herein by reference.

          (n)  Financial Data Schedule.
               ------------------------
               1.   None [Not Applicable]

          (o)  Rule 18f-3 Plan.
               ----------------
               1.   None [Not Applicable]

          (p)  Codes of Ethics.
               ----------------
               1. Code of Ethics of Registrant and Avalon Trust Company- .- Filed as Exhibit 23P to post-effective amendment # 4, filed on January 10, 2001, and incorporated herein by reference.

ITEM 24   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

          No person is directly or indirectly controlled by, or under common control with the Registrant.

ITEM 25   INDEMNIFICATION.

          Section 2-418 of the General Corporation Law of Maryland authorizes the registrant to indemnify its directors and officers under specified circumstances. Section 7 of Article VII of the bylaws of the registrant (exhibit 2 to the registration statement, which is incorporated herein by reference) provides in effect that the registrant shall provide certain indemnification to its directors and officers. In accordance with section 17(h) of the Investment Company Act, this provision of the bylaws shall not protect any person against any liability to the registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

ITEM 26   BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

          The Adviser, Avalon Trust Company, is a state chartered trust company organized and regulated under the laws of the state of New Mexico. In addition to serving as investment adviser to the Fund, the Adviser offers a full range of trust and investment management services to individuals, families, companies and institutions.

ITEM 27   PRINCIPAL UNDERWRITERS.

          Unified Financial Securities, Inc.
          431 North Pennsylvania Street
          Indianapolis, Indiana  46204

ITEM 28   LOCATION OF ACCOUNTS AND RECORDS.

          Unified Fund Services, Inc.
          431 North Pennsylvania Street
          Indianapolis, Indiana  46204

          Avalon Trust Company
          125 Lincoln Avenue, Suite 100
          Santa Fe, New Mexico  87501-2052

ITEM 29   MANAGEMENT SERVICES.

          Unified Fund Services, Inc.
          431 North Pennsylvania Street
          Indianapolis, Indiana  46204

ITEM 30   UNDERTAKINGS.

          None.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Registrant certifies that it meets all of the requirements for effectiveness of this post-effective amendment # 4 to its Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 and has duly caused this post-effective amendment # 4 to its Registration Statement on Form N1-A to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Santa Fe and State of New Mexico on the 9th day of November, 2001.

               AVALON FUNDS, INC.
               (Registrant)

               /s/  Roger Decort
               ----------------------------
               By:  ROGER DECORT
               Its:  President

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name                                Title                      Date
--------------------------------------------------------------------------------


/s/ Roger Decort                    President, Director,       November 9, 2001
------------------------            Chairman
ROGER DECORT


/s/ Clark H. Woolley                Treasurer                  November 9, 2001
------------------------
CLARK H. WOOLLEY


/s/ Earl H. Douple, Jr.             Director                   November 9, 2001
------------------------
EARL H. DOUPLE, JR.


/s/  Robert J. Nurock               Director                   November 9, 2001
------------------------
ROBERT J. NUROCK

                                  EXHIBIT INDEX

EXHIBIT 23J- OPINION AND CONSENT OF MCCURDY & ASSOCIATES CPA'S, INC.
EXHIBIT 23J(1) - OPINION AND CONSENT OF SANVILLE & Company